Cash and restricted cash - Reconciliation (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash at banks	$ 86,216	$ 44,250
Restricted cash	13,038	5,914
Cash and restricted cash shown in the unaudited condensed consolidated statements of cash flows	$ 99,254	$ 50,164	$ 108,034	$ 84,111